SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-41839)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 257	[X]
and
REGISTRATION STATEMENT (No. 811-02105)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 257	[X]

Fidelity Salem Street Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on August 29, 2014 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund
Class/Ticker
Fidelity Advisor® Municipal Income 2015 Fund A/FAMPX
Fidelity Municipal Income 2017 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2017 Fund A/FAMMX
Fidelity Municipal Income 2019 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2019 Fund A/FAPAX
Fidelity Municipal Income 2021 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2021 Fund A/FOMAX
Fidelity Municipal Income 2023 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2023 Fund A/FSODX

Prospectus

August 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® Municipal Income 2015 Fund
	7	Fidelity Municipal Income 2017 Fund
	12	Fidelity Municipal Income 2019 Fund
	17	Fidelity Municipal Income 2021 Fund
	22	Fidelity Municipal Income 2023 Fund
Fund Basics	23	Investment Details
	31	Valuing Shares
Shareholder Information	29	Additional Information about the Purchase and Sale of Shares
	33	Exchanging Shares
	34	Account Features and Policies
	35	Dividends and Capital Gain Distributions
	35	Tax Consequences
Fund Services	36	Fund Management
	39	Fund Distribution
Appendix	41	Financial Highlights
	47	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2015 Fund/Fidelity Advisor® Municipal Income 2015 Fund A

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 39 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 340
3 years	$ 477
5 years	$ 627
10 years	$ 1,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2015.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

Prospectus

  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Years	2012	2013
	1.83%	0.53%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.82%	March 31, 2012
Lowest Quarter Return	-0.32%	June 30, 2013
Year-to-Date Return	0.24%	June 30, 2014

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2013	Past 1 year	Life of classA
Class A - Return Before Taxes	-2.24%	0.60%
 Return After Taxes on Distributions	-2.24%	0.60%
 Return After Taxes on Distributions and Sale of Fund Shares	-1.00%	0.64%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	0.94%	2.13%

A From May 19, 2011.

Prospectus

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

The fund is currently closed to new investors.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments.

The price to buy one share of Class A is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2017 Fund/Fidelity Advisor® Municipal Income 2017 Fund A

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 39 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 340
3 years	$ 477
5 years	$ 627
10 years	$ 1,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2017.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

Prospectus

Fund Summary - continued

  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Calendar Years	2012	2013
	2.84%	0.98%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.22%	June 30, 2012
Lowest Quarter Return	-1.52%	June 30, 2013
Year-to-Date Return	1.23%	June 30, 2014

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2013	Past 1 year	Life of classA
Class A - Return Before Taxes	-1.80%	2.04%
 Return After Taxes on Distributions	-1.81%	2.02%
 Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	1.86%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	1.28%	3.56%

A From May 19, 2011.

Prospectus

Fund Summary - continued

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2019 Fund/Fidelity Advisor® Municipal Income 2019 Fund A

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 39 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 340
3 years	$ 477
5 years	$ 627
10 years	$ 1,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2019.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

Prospectus

  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Years	2012	2013
	4.56%	-1.17%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.18%	September 30, 2012
Lowest Quarter Return	-2.61%	June 30, 2013
Year-to-Date Return	2.81%	June 30, 2014

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2013	Past 1 year	Life of classA
Class A - Return Before Taxes	-3.89%	2.85%
 Return After Taxes on Distributions	-3.89%	2.85%
 Return After Taxes on Distributions and Sale of Fund Shares	-1.44%	2.64%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-0.59%	4.45%

A From May 19, 2011.

Prospectus

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2021 Fund/Fidelity Advisor® Municipal Income 2021 Fund A

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 39 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 340
3 years	$ 477
5 years	$ 627
10 years	$ 1,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2021.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

Prospectus

Fund Summary - continued

  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Calendar Years	2012	2013
	5.60%	-2.95%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.36%	September 30, 2012
Lowest Quarter Return	-3.73%	June 30, 2013
Year-to-Date Return	5.06%	June 30, 2014

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2013	Past 1 year	Life of classA
Class A - Return Before Taxes	-5.62%	3.19%
 Return After Taxes on Distributions	-5.69%	3.10%
 Return After Taxes on Distributions and Sale of Fund Shares	-2.18%	2.98%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-2.89%	4.69%

A From May 19, 2011.

Prospectus

Fund Summary - continued

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2023 Fund/Fidelity Advisor® Municipal Income 2023 Fund A

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 39 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%


Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 340
3 years	$ 477
5 years	$ 627
10 years	$ 1,063

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2023.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since April 2013.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

Purchase and Sale of Shares

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Prospectus

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Municipal Income 2015 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2014 and December 31, 2015, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2015. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Prospectus

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2017 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2016 and December 31, 2017, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2017. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

Prospectus

Fund Basics - continued

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2019 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Prospectus

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2018 and December 31, 2019, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2019. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

Prospectus

Fund Basics - continued

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2021 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2020 and December 31, 2021, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2021. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

Prospectus

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2022 and December 31, 2023, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

Prospectus

Fund Basics - continued

The fund has a target end-date of June 30, 2023. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Because the fund is considered non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. In addition, because Fidelity Municipal Income 2023 Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in a fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) tend to be particularly sensitive to these changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Prospectus

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Declining Yield Risk. During the final six months prior to the planned liquidation date of each fund, the securities held by the fund will mature and the fund may reinvest the proceeds in cash or cash equivalents. During these final six months, each fund's yield will generally tend to move toward then-current tax-exempt money market rates, and may be lower than yields of the securities previously held by the fund and lower than then-current yields for longer-term municipal securities in the market.

Fluctuation of Yield and Liquidation Amount Risk. Each fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in each fund, if held through maturity, will produce aggregate returns comparable to a direct investment in municipal securities of similar credit quality and maturity, but unlike a direct investment in municipal securities, the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment. Each fund may make distributions at a greater (or lesser) rate than the coupon payments received on each fund's portfolio, which will result in the fund returning a lesser (or greater) amount upon liquidation than would otherwise be the case. The breakdown between fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in each fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon each fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Prospectus

Fund Basics - continued

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital. Each fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Valuing Shares

Each fund is open for business each day the NYSE is open.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Prospectus

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Fidelity Municipal Income 2015 Fund is currently closed to new investors.

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Subject to certain limited exceptions described below, Fidelity Municipal Income 2015 Fund no longer accepts investments. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option) until the fund's liquidation.

You may buy or sell shares through an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging  shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy


The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Prospectus

Shareholder Information - continued

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

Prospectus

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

 A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

Shareholder Information - continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A is its offering price or its NAV, depending on whether you pay a front-end sales charge.

If you pay a front-end sales charge, your price will be Class A's offering price. When you buy Class A shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's NAV.

The offering price of the class is its NAV plus the sales charge. The offering price is calculated by dividing the class's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. It is currently anticipated that each fund will close to new purchases, by both prospective and then-current shareholders, approximately 12 months prior to the fund's target end date.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Class A shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC.

If you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions related to death or due to a divorce decree.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Prospectus

Shareholder Information - continued

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Any applicable CDSC is calculated before deducting any applicable redemption fee.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable, and any applicable CDSC. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

Prospectus

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A shares are not subject to a CDSC.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

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Shareholder Information - continued

  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Prospectus

Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, and any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally declares dividends daily and pays them monthly. Each fund normally pays capital gain distributions in August and December.

Prospectus

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

When you buy shares, your method of payment will determine when dividends begin to accrue. For example, shares purchased through an investment professional using the National Securities Clearing Corporation generally begin to earn dividends on the day the fund receives payment for those shares. Shares purchased through an investment professional by any other method generally begin to earn dividends on the first business day following the day the fund receives payment. If you purchase your shares directly from the fund by check or wire, those shares generally begin to earn dividends on the first business day following the day you placed your purchase order.

Shares sold through an investment professional using the National Securities Clearing Corporation generally earn dividends until, but not including, the day redemption proceeds are processed. Shares sold through an investment professional by any other method generally earn dividends until, but not including, the first business day following the day redemption proceeds are processed. Shares sold other than through an investment professional generally earn dividends until, but not including, the first business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

Prospectus

Shareholder Information - continued

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Taxes on distributions. Each fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as taxable income or a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Class A shares of another Fidelity fund that offers Advisor classes of shares or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Kevin Ramundo is lead portfolio manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund and co-manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Mark Sommer is lead portfolio manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund and co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

Jamie Pagliocco is co-manager of each fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of each fund with certain exceptions.

Each fund's annual management fee rate is 0.30% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in Fidelity Municipal Income 2015 Fund's, Fidelity Municipal Income 2017 Fund's, Fidelity Municipal Income 2019 Fund's, and Fidelity Municipal Income 2021 Fund's semi-annual report for the fiscal period ended December 31, 2013 and Fidelity Municipal Income 2023 Fund's annual report for the fiscal period ended June 30, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Prospectus

Reimbursement or waiver arrangements can decrease expenses and boost performance.

As of June 30, 2014, approximately 33.67% of Fidelity Municipal Income 2021 Fund's and 53.55% of Fidelity Municipal Income 2023 Fund's total outstanding shares, respectively, were held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class A shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Class A shares. This compensation may take the form of:

  Sales charges and concessions.
  Distribution and/or service (12b-1) fees.
  Finder's fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A shares according to the sales charge schedule below.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	finder's feeC

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Investment professionals may be paid an asset-based fee monthly over 18 months. Certain conditions and exceptions apply. See "Finder's Fees" on page 40.

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Fund Services - continued

Investments in Class A shares of $250,000 or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.50% (shares with respect to which the intermediary firm has elected a 0.50% finder's fee at the time of purchase) or 0.75% (shares recordkept in a Fidelity Advisor 401(k) Retirement Plan). The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Class A shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedule above. To qualify for a Class A front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Prospectus

Rights of Accumulation. To receive a Class A front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A shares. The current value of your holdings will be added to your purchase of Class A shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A front-end sales charge reduction on your purchases of Class A shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A shares at the then-current offering price applicable to the total investment.

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Fund Services - continued

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

The CDSC, if any, for Class A shares will be calculated based on the lesser of the cost of the class's shares at the initial date of purchase or the value of those shares at redemption, not including any reinvested dividends or capital gains. Class A shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time, provided that Class A shares not subject to a CDSC will be redeemed before Class A shares subject to a CDSC, even if the Class A shares subject to a CDSC have been held longer.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

Prospectus

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.


7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares:

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained.

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained.

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. Held by insurance company separate accounts.

6. From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian).

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Fund Services - continued

7. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

To qualify for a Class A front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A shares in purchase amounts of $250,000 or more. For Class A share purchases, investment professionals may be compensated monthly, up to 18 months, with a finder's fee at an annual rate of 0.40% of such Class A share's average net assets throughout the month (up to 0.60% in the aggregate). Finder's fee payments will cease upon the earlier of a redemption (including an exchange, except for an exchange to another fund with the same finder's fee rate) of such Class A shares or the expiration of 18 months. Alternatively, certain intermediaries may elect to be compensated at the time of purchase with a finder's fee at the rate of 0.50% of the purchase amount. This election is made by the intermediary (the firm) and applies to investment professionals associated with the intermediary. Such Class A purchases may be subject, upon redemption, to a CDSC of 0.50% if redeemed less than 18 months after purchase for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $250,000; a trade for an investor with an accumulated account value of $250,000 or more; and an incremental trade toward an investor's Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Prospectus

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee.

Finder's Fees (Fidelity Advisor 401(k) Retirement Plans only). Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. For Class A conversions to a Fidelity Advisor 401(k) Retirement Plan, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.75% of the purchase amount for purchases of $1 million but less than $4 million, 0.50% of the purchase amount for purchases of $4 million but less than $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. When a finder's fee is paid, the investment professional concession as a percentage of the offering price is paid at a blended rate. Such Class A purchases may be subject, upon redemption, to a CDSC of 0.75% if redeemed less than 18 months after purchase. Such Class A purchases may be subject to a CDSC upon redemption for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A shares.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.15% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Prospectus

Fund Services - continued

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee is paid to intermediaries, after the first 18 months (one year if finder's fees are paid at the time of purchase) of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of the class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Advisor Municipal Income 2015 Fund - Class A


Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.054	.074	.095	.005
Net realized and unrealized gain (loss)	.010	- H	.191	.039
Total from investment operations	.064	.074	.286	.044
Distributions from net investment income	(.054)	(.074)	(.096)	(.004)
Redemptions fees added to paid in capital E	-H	-H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B, C, D	.63%	.72%	2.86%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	.53%	.72%	.94%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 8,662	$ 5,045	$ 3,027
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Fidelity Advisor Municipal Income 2017 Fund - Class A

Prospectus


Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.106	.128	.150	.012
Net realized and unrealized gain (loss)	.183	(.087)	.480	(.011)
Total from investment operations	.289	.041	.630	.001
Distributions from net investment income	(.108)	(.129)	(.150)	(.011)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.109)	(.141)	(.150)	(.011)
Redemption fees added to paid in capital E	-H	-H	-H	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total ReturnB, C, D	2.80%	.38%	6.34%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	1.01%	1.22%	1.45%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,162	$ 4,973	$ 3,986	$ 2,618
Portfolio turnover rate	0%	0%	5%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Fidelity Advisor Municipal Income 2019 Fund - Class A


Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.181	.199	.215	.017
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.051)
Total from investment operations	.423	.029	.936	(.034)
Distributions from net investment income	(.183)	(.199)	(.215)	(.016)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.183)	(.199)	(.216)	(.016)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total ReturnB, C, D	4.06%	.24%	9.47%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.64%A
Net investment income (loss)	1.71%	1.84%	2.06%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,830	$ 8,173	$ 9,017	$ 5,092
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Fidelity Advisor Municipal Income 2021 Fund - Class A


Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.240	.242	.248	.017
Net realized and unrealized gain (loss)	.324	(.250)	.906	(.040)
Total from investment operations	.564	(.008)	1.154	(.023)
Distributions from net investment income	(.240)	(.242)	(.248)	(.017)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.274)	(.262)	(.274)	(.017)
Redemption fees added to paid in capital E	- H	- H	- H	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C, D	5.44%	(.15)%	11.68%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.63%A
Net investment income (loss)	2.26%	2.19%	2.34%	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 8,664	$ 8,546	$ 5,168
Portfolio turnover rate	6%	12%	14%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Fidelity Advisor Municipal Income 2023 Fund - Class A


Prospectus

Appendix - continued

Years ended June 30,	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.010
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.628	(.520)
Distributions from net investment income	(.198)	(.010)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total Return B, C, D	6.72%	(5.20)%
Ratios to Average Net Assets G
Expenses before reductions	.65%	.65%A
Expenses net of fee waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.62%A
Net investment income (loss)	2.08%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 2,370
Portfolio turnover rate	3%	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period April 23, 2013 (commencement of operations) to June 30, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Prospectus

Additional Index Information

Barclays® Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2015. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2017. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2019. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2021. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02105

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, Fidelity Investments & Pyramid Design, Fidelity Advisor Money Line, Directed Dividends, and Destiny are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926284.106 ADMI-PRO-0814

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund
Class/Ticker
Fidelity Advisor® Municipal Income 2015 Fund Institutional/FAMIX
Fidelity Municipal Income 2017 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2017 Fund Institutional/FAVIX
Fidelity Municipal Income 2019 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2019 Fund Institutional/FACIX
Fidelity Municipal Income 2021 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2021 Fund Institutional/FOMIX
Fidelity Municipal Income 2023 Fund
Class/Ticker
Fidelity Advisor Municipal Income 2023 Fund Institutional/FSWTX

Prospectus

August 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® Municipal Income 2015 Fund
	(Click Here)	Fidelity Municipal Income 2017 Fund
	(Click Here)	Fidelity Municipal Income 2019 Fund
	(Click Here)	Fidelity Municipal Income 2021 Fund
	65	Fidelity Municipal Income 2023 Fund
Fund Basics	63	Investment Details
	68	Valuing Shares
Shareholder Information	69	Additional Information about the Purchase and Sale of Shares
	72	Exchanging Shares
	73	Account Features and Policies
	74	Dividends and Capital Gain Distributions
	75	Tax Consequences
Fund Services	75	Fund Management
	80	Fund Distribution
Appendix	77	Financial Highlights
	83	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2015 Fund/Fidelity Advisor® Municipal Income 2015 Fund Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2015.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	2.08%	0.88%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.89%	March 31, 2012
Lowest Quarter Return	-0.26%	June 30, 2013
Year-to-Date Return	0.27%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	0.88%	1.97%
Return After Taxes on Distributions	0.88%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	1.75%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	0.94%	2.13%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

The fund is currently closed to new investors.

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2017 Fund/Fidelity Advisor® Municipal Income 2017 Fund Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2017.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	3.10%	1.23%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.28%	June 30, 2012
Lowest Quarter Return	-1.45%	June 30, 2013
Year-to-Date Return	1.36%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	1.23%	3.39%
Return After Taxes on Distributions	1.22%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	1.31%	2.96%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	1.28%	3.56%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

Prospectus

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2019 Fund/Fidelity Advisor® Municipal Income 2019 Fund Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2019.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	4.82%	-0.93%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.25%	September 30, 2012
Lowest Quarter Return	-2.55%	June 30, 2013
Year-to-Date Return	2.94%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-0.93%	4.21%
Return After Taxes on Distributions	-0.93%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.36%	3.76%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-0.59%	4.45%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

Prospectus

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2021 Fund/Fidelity Advisor® Municipal Income 2021 Fund Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2021.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	5.87%	-2.71%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.43%	September 30, 2012
Lowest Quarter Return	-3.67%	June 30, 2013
Year-to-Date Return	5.19%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-2.71%	4.55%
Return After Taxes on Distributions	-2.78%	4.47%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	4.10%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-2.89%	4.69%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

Prospectus

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2023 Fund/Fidelity Advisor® Municipal Income 2023 Fund Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%


This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Prospectus

Fund Summary - continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2023.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since April 2013.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Municipal Income 2015 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2014 and December 31, 2015, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2015. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Prospectus

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2017 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2016 and December 31, 2017, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2017. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

Prospectus

Fund Basics - continued

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2019 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Prospectus

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2018 and December 31, 2019, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2019. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

Prospectus

Fund Basics - continued

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2021 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2020 and December 31, 2021, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2021. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

Prospectus

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2022 and December 31, 2023, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

Prospectus

Fund Basics - continued

The fund has a target end-date of June 30, 2023. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Because the fund is considered non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Prospectus

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. In addition, because Fidelity Municipal Income 2023 Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in a fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) tend to be particularly sensitive to these changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Prospectus

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Declining Yield Risk. During the final six months prior to the planned liquidation date of each fund, the securities held by the fund will mature and the fund may reinvest the proceeds in cash or cash equivalents. During these final six months, each fund's yield will generally tend to move toward then-current tax-exempt money market rates, and may be lower than yields of the securities previously held by the fund and lower than then-current yields for longer-term municipal securities in the market.

Fluctuation of Yield and Liquidation Amount Risk. Each fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in each fund, if held through maturity, will produce aggregate returns comparable to a direct investment in municipal securities of similar credit quality and maturity, but unlike a direct investment in municipal securities, the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment. Each fund may make distributions at a greater (or lesser) rate than the coupon payments received on each fund's portfolio, which will result in the fund returning a lesser (or greater) amount upon liquidation than would otherwise be the case. The breakdown between fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in each fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon each fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Prospectus

Fund Basics - continued

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital. Each fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Valuing Shares

Each fund is open for business each day the NYSE is open.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Prospectus

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Fidelity Municipal Income 2015 Fund is currently closed to new investors.

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Subject to certain limited exceptions described below, Fidelity Municipal Income 2015 Fund no longer accepts investments. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option) until the fund's liquidation.

You may buy or sell shares through an investment professional. When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy


The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Prospectus

Shareholder Information - continued

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

Prospectus

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

 A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

Shareholder Information - continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and


9. Destiny® Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share is its NAV. Institutional Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Prospectus

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. It is currently anticipated that each fund will close to new purchases, by both prospective and then-current shareholders, approximately 12 months prior to the fund's target end-date.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

Prospectus

Shareholder Information - continued

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions related to death or due to a divorce decree.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Prospectus

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

Prospectus

Shareholder Information - continued

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Prospectus

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Prospectus

Shareholder Information - continued

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally declares dividends daily and pays them monthly. Each fund normally pays capital gain distributions in August and December.

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

When you buy shares, your method of payment will determine when dividends begin to accrue. For example, shares purchased through an investment professional using the National Securities Clearing Corporation generally begin to earn dividends on the day the fund receives payment for those shares. Shares purchased through an investment professional by any other method generally begin to earn dividends on the first business day following the day the fund receives payment. If you purchase your shares directly from the fund by check or wire, those shares generally begin to earn dividends on the first business day following the day you placed your purchase order.

Shares sold through an investment professional using the National Securities Clearing Corporation generally earn dividends until, but not including, the day redemption proceeds are processed. Shares sold through an investment professional by any other method generally earn dividends until, but not including, the first business day following the day redemption proceeds are processed. Shares sold other than through an investment professional generally earn dividends until, but not including, the first business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Prospectus

Shareholder Information - continued

Taxes on distributions. Each fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as taxable income or a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity fund that offers Advisor classes of shares or shares of Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Kevin Ramundo is lead portfolio manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund and co-manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Prospectus

Mark Sommer is lead portfolio manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund and co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

Jamie Pagliocco is co-manager of each fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of each fund with certain exceptions.

Each fund's annual management fee rate is 0.30% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in Fidelity Municipal Income 2015 Fund's, Fidelity Municipal Income 2017 Fund's, Fidelity Municipal Income 2019 Fund's, and Fidelity Municipal Income 2021 Fund's semi-annual report for the fiscal period ended December 31, 2013 and Fidelity Municipal Income 2023 Fund's annual report for the fiscal period ended June 30, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Prospectus

Fund Services - continued

As of June 30, 2014, approximately 33.67% of Fidelity Municipal Income 2021 Fund's and 53.55% of Fidelity Municipal Income 2023 Fund's total outstanding shares, respectively, were held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Advisor Municipal Income 2015 Fund - Institutional Class


Years ended June 30,	2014	2013	2012	2011F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.121	.007
Net realized and unrealized gain (loss)	.011	.001 E	.191	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	- H	- H	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total ReturnB, C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets G
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,055	$ 5,990	$ 4,667	$ 2,572
Portfolio turnover rate	10%	0%	3%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

Prospectus

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.015
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.011)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B, C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 6,391	$ 3,841	$ 2,500
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.241	.019
Net realized and unrealized gain (loss)	.242	(.170)	.721	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B, C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,589	$ 6,899	$ 6,213	$ 5,050
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.274	.020
Net realized and unrealized gain (loss)	.325	(.250)	.906	(.041)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B, C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.60%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,103	$ 7,161	$ 6,367	$ 5,008
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Fidelity Advisor Municipal Income 2023 Fund - Institutional Class


Prospectus

Appendix - continued

Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.224	.015
Net realized and unrealized gain (loss)	.428	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB, C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.33%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,374	$ 2,380
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Prospectus

Additional Index Information

Barclays® Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2015. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2017. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2019. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2021. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02105

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, Fidelity Investments & Pyramid Design, Fidelity Advisor Money Line, Destiny, and Directed Dividends are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926270.105 ADMII-PRO-0814

Fidelity® Defined Maturity Funds

Fidelity Municipal Income 2015 Fund Class/Ticker Fidelity Municipal Income 2015 Fund	FMLCX
Fidelity Municipal Income 2017 Fund Class/Ticker Fidelity Municipal Income 2017 Fund	FMIFX
Fidelity Municipal Income 2019 Fund Class/Ticker Fidelity Municipal Income 2019 Fund	FMCFX
Fidelity Municipal Income 2021 Fund Class/Ticker Fidelity Municipal Income 2021 Fund	FOCFX
Fidelity Municipal Income 2023 Fund Class/Ticker Fidelity Municipal Income 2023 Fund	FCHPX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

August 29, 2014

Contents

Fund Summary	(Click Here)	Fidelity® Municipal Income 2015 Fund
	(Click Here)	Fidelity Municipal Income 2017 Fund
	(Click Here)	Fidelity Municipal Income 2019 Fund
	(Click Here)	Fidelity Municipal Income 2021 Fund
	(Click Here)	Fidelity Municipal Income 2023 Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2015 Fund/Fidelity Municipal Income 2015 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2015.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	2.08%	0.78%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.89%	March 31, 2012
Lowest Quarter Return	-0.26%	June 30, 2013
Year-to-Date Return	0.37%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Fidelity Municipal Income 2015 Fund
Return Before Taxes	0.78%	1.93%
Return After Taxes on Distributions	0.78%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	1.72%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	0.94%	2.13%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

The fund is currently closed to new investors.

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2017 Fund/Fidelity Municipal Income 2017 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2017.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	3.09%	1.23%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.28%	June 30, 2012
Lowest Quarter Return	-1.45%	June 30, 2013
Year-to-Date Return	1.36%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Fidelity Municipal Income 2017 Fund
Return Before Taxes	1.23%	3.39%
Return After Taxes on Distributions	1.22%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	1.31%	2.96%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	1.28%	3.56%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2019 Fund/Fidelity Municipal Income 2019 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2019.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	4.82%	-0.93%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.25%	September 30, 2012
Lowest Quarter Return	-2.55%	June 30, 2013
Year-to-Date Return	2.94%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Fidelity Municipal Income 2019 Fund
Return Before Taxes	-0.93%	4.21%
Return After Taxes on Distributions	-0.93%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.36%	3.76%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-0.59%	4.45%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Sommer (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Kevin Ramundo (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2021 Fund/Fidelity Municipal Income 2021 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2021.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2012	2013
	5.87%	-2.71%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.43%	September 30, 2012
Lowest Quarter Return	-3.67%	June 30, 2013
Year-to-Date Return	5.19%	June 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

Fund Summary - continued

For the periods ended December 31, 2013	Past 1 year	Life of classA
Fidelity Municipal Income 2021 Fund
Return Before Taxes	-2.71%	4.55%
Return After Taxes on Distributions	-2.78%	4.47%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	4.10%
Barclays® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.55%	4.00%
Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas (reflects no deduction for fees, expenses, or taxes)	-2.89%	4.69%

A From May 19, 2011.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since May 2011.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2023 Fund/Fidelity Municipal Income 2023 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%


This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2023.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since April 2013.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Prospectus

Fund Summary - continued

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity® Municipal Income 2023 Fund/Fidelity Municipal Income 2023 Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2023.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Prospectus

Fund Summary - continued

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Ramundo (lead portfolio manager) has managed the fund since April 2013.

Jamie Pagliocco (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$10,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity Municipal Income 2015 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2014 and December 31, 2015, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2015. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Prospectus

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2017 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2016 and December 31, 2017, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2017. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

Prospectus

Fund Basics - continued

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2019 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Prospectus

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2018 and December 31, 2019, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2019. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

Prospectus

Fund Basics - continued

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2021 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2020 and December 31, 2021, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

The fund has a target end-date of June 30, 2021. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

Prospectus

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser uses a customized municipal bond index as a guide in structuring the fund and selecting its investments. This index, a market value-weighted index of investment-grade fixed-rate municipal bonds that mature between December 31, 2022 and December 31, 2023, is designed to represent the Adviser's view of how the fund's competitive universe will perform over time. The Adviser manages the fund to have similar overall interest rate risk to the index. The Adviser may, from time to time, change the index or the characteristics of the index in response to changes in the market or the fund's peer group, for example, when the observed interest rate sensitivity or credit composition of the fund's competitive universe deviates from that of the index.

Prospectus

Fund Basics - continued

The fund has a target end-date of June 30, 2023. The fund will be liquidated shortly after its target end-date and its net assets will be distributed to then-current shareholders. As the fund approaches its liquidation date and the securities held by the fund mature, the proceeds may not be reinvested in bonds, but instead may be held in cash or cash equivalents, including municipal money market securities.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

The Adviser allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

Because the fund is considered non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities. The Adviser may invest the fund's assets in municipal debt securities by investing in other funds.

The Adviser may also engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. In addition, because Fidelity Municipal Income 2023 Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in a fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) tend to be particularly sensitive to these changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Prospectus

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Declining Yield Risk. During the final six months prior to the planned liquidation date of each fund, the securities held by the fund will mature and the fund may reinvest the proceeds in cash or cash equivalents. During these final six months, each fund's yield will generally tend to move toward then-current tax-exempt money market rates, and may be lower than yields of the securities previously held by the fund and lower than then-current yields for longer-term municipal securities in the market.

Fluctuation of Yield and Liquidation Amount Risk. Each fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in each fund, if held through maturity, will produce aggregate returns comparable to a direct investment in municipal securities of similar credit quality and maturity, but unlike a direct investment in municipal securities, the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment. Each fund may make distributions at a greater (or lesser) rate than the coupon payments received on each fund's portfolio, which will result in the fund returning a lesser (or greater) amount upon liquidation than would otherwise be the case. The breakdown between fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in each fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon each fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Prospectus

Fund Basics - continued

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital. Each fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Valuing Shares

Each fund is open for business each day the NYSE is open.

 NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Prospectus

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Fidelity Municipal Income 2015 Fund is currently closed to new investors.

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to certain limited exceptions described below, Fidelity Municipal Income 2015 Fund no longer accepts investments. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option) until the fund's liquidation.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  • Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Prospectus

Shareholder Information - continued

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy


The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Prospectus

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

Prospectus

Shareholder Information - continued

 A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

In addition to these policies, each fund imposes a short-term redemption fee on redemptions from the fund, which is discussed in "Selling Shares." As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Prospectus

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. It is currently anticipated that each fund will close to new purchases, by both prospective and then-current shareholders, approximately 12 months prior to the fund's target end-date.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable.

If you sell your shares after holding them less than 30 days, a 0.50% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a fund, or transfers between classes of a multiple class fund (if applicable) as long as the money never leaves the fund; and (iii) redemptions in kind.

Each fund also permits waivers of the short-term redemption fee for the following transactions:

  Redemptions due to Fidelity fund small balance maintenance fees.
  Redemptions related to death or due to a divorce decree.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Prospectus

Shareholder Information - continued

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

Prospectus

  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.


Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $5,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Prospectus

Shareholder Information - continued

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally declares dividends daily and pays them monthly. Each fund normally pays capital gain distributions in August and December.

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

Shares generally begin to earn dividends on the first business day following the day of purchase.

Shares generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Prospectus

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Taxes on distributions. Each fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as taxable income or a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Kevin Ramundo is lead portfolio manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund and co-manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Prospectus

Mark Sommer is lead portfolio manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund and co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

Jamie Pagliocco is co-manager of each fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of each fund with certain exceptions.

Each fund's annual management fee rate is 0.30% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in Fidelity Municipal Income 2015 Fund's, Fidelity Municipal Income 2017 Fund's, Fidelity Municipal Income 2019 Fund's, and Fidelity Municipal Income 2021 Fund's semi-annual report for the fiscal period ended December 31, 2013 and Fidelity Municipal Income 2023 Fund's annual report for the fiscal period ended June 30, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Prospectus

Fund Services - continued

Reimbursement or waiver arrangements can decrease expenses and boost performance.

As of June 30, 2014, approximately 33.67% of Fidelity Municipal Income 2021 Fund's and 53.55% of Fidelity Municipal Income 2023 Fund's total outstanding shares, respectively, were held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Municipal Income 2015 Fund


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.23	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.079	.099	.120	.007
Net realized and unrealized gain (loss)	.011	.001 I	.192	.040
Total from investment operations	.090	.100	.312	.047
Distributions from net investment income	(.080)	(.100)	(.122)	(.007)
Redemption fees added to paid in capital D	-G	-G	-	-
Net asset value, end of period	$ 10.24	$ 10.23	$ 10.23	$ 10.04
Total Return B,C	.88%	.98%	3.12%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	.78%	.97%	1.19%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,358	$ 65,379	$ 46,034	$ 10,456
Portfolio turnover rate	10%	0%	3%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.


E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

G Amount represents less than $.001 per share.

H Amount not annualized.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Investments of the Fund.

Prospectus

Appendix - continued

Fidelity Municipal Income 2017 Fund


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.47	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.132	.155	.176	.014
Net realized and unrealized gain (loss)	.183	(.088)	.480	(.010)
Total from investment operations	.315	.067	.656	.004
Distributions from net investment income	(.134)	(.155)	(.176)	(.014)
Distributions from net realized gain	(.001)	(.012)	-	-
Total distributions	(.135)	(.167)	(.176)	(.014)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.55	$ 10.37	$ 10.47	$ 9.99
Total Return B,C	3.06%	.63%	6.61%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.26%	1.47%	1.70%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,931	$ 38,747	$ 27,328	$ 6,801
Portfolio turnover rate	0%	0%	5%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Prospectus

Fidelity Municipal Income 2019 Fund


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.67	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207	.226	.242	.019
Net realized and unrealized gain (loss)	.242	(.170)	.720	(.050)
Total from investment operations	.449	.056	.962	(.031)
Distributions from net investment income	(.209)	(.226)	(.242)	(.019)
Distributions from net realized gain	-	-	(.001)	-
Total distributions	(.209)	(.226)	(.242) H	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.74	$ 10.50	$ 10.67	$ 9.95
Total Return B,C	4.32%	.49%	9.75%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	1.96%	2.09%	2.31%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,135	$ 20,787	$ 15,946	$ 5,967
Portfolio turnover rate	2%	4%	5%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

Prospectus

Appendix - continued

Fidelity Municipal Income 2021 Fund


Years ended June 30,	2014	2013	2012	2011E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.84	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.266	.269	.275	.019
Net realized and unrealized gain (loss)	.325	(.250)	.905	(.040)
Total from investment operations	.591	.019	1.180	(.021)
Distributions from net investment income	(.267)	(.269)	(.274)	(.019)
Distributions from net realized gain	(.034)	(.020)	(.026)	-
Total distributions	(.301)	(.289)	(.300)	(.019)
Redemption fees added to paid in capital D	- G	- G	- G	-
Net asset value, end of period	$ 10.86	$ 10.57	$ 10.84	$ 9.96
Total Return B,C	5.70%	.10%	11.96%	(.21)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.39%A
Net investment income (loss)	2.51%	2.44%	2.59%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,718	$ 20,604	$ 20,274	$ 5,921
Portfolio turnover rate	6%	12%	14%	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Prospectus

Fidelity Municipal Income 2023 Fund


Years ended June 30,	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.223	.015
Net realized and unrealized gain (loss)	.429	(.530)
Total from investment operations	.652	(.515)
Distributions from net investment income	(.222)	(.015)
Redemption fees added to paid in capital D,G	-	-
Net asset value, end of period	$ 9.90	$ 9.47
Total ReturnB,C	6.98%	(5.15)%
Ratios to Average Net Assets F
Expenses before reductions	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%A
Expenses net of all reductions	.40%	.37%A
Net investment income (loss)	2.34%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 5,383
Portfolio turnover rate	3%	4% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 23, 2013 (commencement of operations) to June 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

Prospectus

Appendix - continued

Additional Index Information

Barclays® Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Barclays Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2015. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2017. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2019. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas is a market value-weighted index of investment-grade fixed-rate bonds. The bonds must have a dated date after December 31, 1990, and must either have a stated maturity, a mandatory put, or be prerefunded in 2021. Tobacco bonds, gas-prepaid, remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02105

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926254.105 DMI-PRO-0814

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2015 Fund	FAMPX	FAMIX
Fidelity Advisor Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX
Fidelity Advisor Municipal Income 2023 Fund	FSODX	FSWTX

Fidelity Advisor Municipal Income 2015 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2015 Fund; Fidelity Advisor Municipal Income 2017 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2019 Fund; Fidelity Advisor Municipal Income 2021 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2021 Fund; and Fidelity Advisor Municipal Income 2023 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated August 29, 2014, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

ADMI-ADMII-PTB-0814
1.926296.106

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contracts	161
Proxy Voting Guidelines	158
Distribution Services	164
Transfer and Service Agent Agreements	165
Description of the Trust	166
Fund Holdings Information	167
Financial Statements	168
Appendix	168

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than Fidelity® Municipal Income 2023 Fund):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each fund's diversification limitation discussed above, FMR does not consider traditional bond insurance to be a separate security or the insurer to be a separate issuer. Therefore, the diversification limitation does not limit the percentage of fund assets that may be invested in securities insured by a single bond insurer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

For purposes of each fund's concentration limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Fidelity® Municipal Income 2023 Fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of the fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, FMR does not consider traditional bond insurance to be a separate security or the insurer to be a separate issuer. Therefore, the diversification limitation does not limit the percentage of fund assets that may be invested in securities insured by a single bond insurer.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or over-the-counter (OTC). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants (FCMs) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Funds of Funds and Other Large Shareholders. Certain Fidelity funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

Anunderlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Put Features entitle the holder to sell a security back to the issuer at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Demand features and standby commitments are types of put features.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Refunding Contracts. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer. A purchaser may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. An adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, an adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.

Each of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from FMR's policies, may apply to that fund, subject to applicable law.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

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The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Fidelity Investments Money Management, Inc. (FIMM).

The Selection of Securities Brokers and Dealers

FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute a fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.


The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIMM) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for a fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended June 30, 2014 and 2013, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2014	2013
Fidelity Municipal Income 2015 Fund	10%	0%
Fidelity Municipal Income 2017 Fund	0%	0%
Fidelity Municipal Income 2019 Fund	2%	4%
Fidelity Municipal Income 2021 Fund	6%	12%
Fidelity Municipal Income 2023 Fund†	3%	4%

† Commenced operations on April 23, 2013.

For the fiscal years ended June 30, 2014, 2013, and 2012, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund paid no brokerage commissions.

For the fiscal year ended June 30, 2014, and the fiscal period April 23, 2013 to June 30, 2013, Fidelity Municipal Income 2023 Fund paid no brokerage commissions.

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During the fiscal year ended June 30, 2014, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended March 31, 2014, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

 NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by a fund are valued at their respective NAVs.

Portfolio securities and assets held by an underlying money market central fund are valued on the basis of amortized cost. Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying non-money market central fund, are valued as follows:

If quotations are not available, debt securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Institutional Class shares of the same fund.

Institutional Class: Shares of Institutional Class may be exchanged for Class A shares of the same fund if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. To the extent that each fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither FMR nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of June 30, 2014, Fidelity Municipal Income 2015 Fund had an aggregate capital loss carryforward of approximately $47,016. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2017 Fund had an aggregate capital loss carryforward of approximately $31,799. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2019 Fund had an aggregate capital loss carryforward of approximately $42,921. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2023 Fund had an aggregate capital loss carryforward of approximately $31,968. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
	Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)

Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended June 30, 2014, the committee held 11 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended June 30, 2014, the committee held five meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended June 30, 2014, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended June 30, 2014, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000


The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended June 30, 2014, or calendar year ended December 31, 2013, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	$ 41	$ 51	$ 41	$ 41
Fidelity Municipal Income 2017 Fund	$ 28	$ 35	$ 28	$ 28
Fidelity Municipal Income 2019 Fund	$ 19	$ 23	$ 19	$ 19
Fidelity Municipal Income 2021 Fund	$ 17	$ 21	$ 17	$ 17
Fidelity Municipal Income 2023 Fund	$ 6	$ 7	$ 6	$ 6
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 391,500	$ 483,000	$ 393,000	$ 395,500
AGGREGATE COMPENSATION FROM A FUND	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	$ 41	$ 44	$ 46	$ 41
Fidelity Municipal Income 2017 Fund	$ 28	$ 30	$ 32	$ 28
Fidelity Municipal Income 2019 Fund	$ 19	$ 20	$ 21	$ 19
Fidelity Municipal Income 2021 Fund	$ 17	$ 18	$ 19	$ 17
Fidelity Municipal Income 2023 Fund	$ 6	$ 6	$ 7	$ 6
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 389,000	$ 419,000	$ 441,750	$ 389,000

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by Fidelity.


A Reflects compensation received for the calendar year ended December 31, 2013 for 223 funds of 31 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of June 30, 2014, approximately 18.95% of Fidelity Municipal Income 2019 Fund's, 33.67% of Fidelity Municipal Income 2021 Fund's, and 53.55% of Fidelity Municipal Income 2023 Fund's total outstanding shares, respectively, was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of her ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page 155, Ms. Abigail P. Johnson may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Ms. Johnson's deemed ownership of Fidelity Municipal Income 2019 Fund's, Fidelity Municipal Income 2021 Fund's, and Fidelity Municipal Income 2023 Fund's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of June 30, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

 Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor® Municipal Income 2015 Fund: Class A	UBS AG	Weehawken	NJ	32.49%
Fidelity Advisor® Municipal Income 2015 Fund: Class A	LPL Financial	Boston	MA	27.17%
Fidelity Advisor Municipal Income 2015 Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	8.20%
Fidelity Advisor Municipal Income 2015 Fund: Class A	Cetera Financial Group	El Segundo	CA	5.79%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	AIG	New York	NY	39.18%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	21.98%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	13.28%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Cetera Financial Group	El Segundo	CA	5.91%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	27.27%
Fidelity Advisor Municipal Income 2017 Fund: Class A	UBS AG	Weehawken	NJ	15.91%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Cetera Financial Group	El Segundo	CA	10.11%
Fidelity Advisor Municipal Income 2017 Fund: Class A	LPL Financial	Boston	MA	8.96%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	5.05%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	MVCP LLC	Charlottesville	VA	25.70%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	24.39%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	LPL Financial	Boston	MA	15.23%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Guardian Insurance & Annuity Company, Inc.	New York	NY	7.49%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Commonwealth Financial Network	Waltham	MA	7.11%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	6.74%
Fidelity Municipal Income 2017 Fund*	Cornelison LTD	Houston	TX	5.60%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Fidelity Investments	Boston	MA	60.50%
Fidelity Advisor Municipal Income 2019 Fund: Class A	UBS AG	Weehawken	NJ	9.57%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	7.17%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Cetera Financial Group	El Segundo	CA	6.81%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Fidelity Investments	Boston	MA	28.17%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	15.14%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Haberling Financial Group, Inc.	Kennewick	WA	7.38%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Guardian Insurance & Annuity Company, Inc.	New York	NY	6.39%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	NFP Securities Inc.	Austin	TX	5.41%
Fidelity Municipal Income 2019 Fund*	FIMM LLC	Boston	MA	7.78%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Fidelity Investments	Boston	MA	54.86%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.53%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Cetera Financial Group	El Segundo	CA	5.83%
Fidelity Advisor Municipal Income 2021 Fund: Class A	UBS AG	Weehawken	NJ	5.46%
Fidelity Advisor Municipal Income 2021 Fund: Institutional Class	Fidelity Investments	Boston	MA	50.02%
Fidelity Advisor Municipal Income 2021 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	11.01%
Fidelity Municipal Income 2021 Fund*	FIMM LLC	Boston	MA	18.70%
Fidelity Municipal Income 2021 Fund*	Curtis	Princeton	MA	7.16%
Fidelity Advisor Municipal Income 2023 Fund: Class A	Fidelity Investments	Boston	MA	55.57%
Fidelity Advisor Municipal Income 2023 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	22.33%
Fidelity Advisor Municipal Income 2023 Fund: Class A	UBS AG	Weehawken	NJ	10.67%
Fidelity Advisor Municipal Income 2023 Fund: Class A	AIG	New York	NY	8.87%
Fidelity Advisor Municipal Income 2023 Fund: Institutional Class	Fidelity Investments	Boston	MA	49.58%
Fidelity Municipal Income 2023 Fund*	FIMM LLC	Boston	MA	56.67%

* The ownership information shown above is for a class of shares of the fund.

As of June 30, 2014, approximately 26.77% of Fidelity Municipal Income 2023 Fund's total outstanding shares was held of record and/or beneficially by FIMM LLC, Boston, MA; and approximately 26.78% of Fidelity Municipal Income 2023 Fund's total outstanding shares was held of record and/or beneficially by Fidelity Investments, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of each fund, with the exception of the following: interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.30% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended June 30	Management Fees Paid to FMR
Fidelity Municipal Income 2015 Fund	2014	$ 284,067
	2013	$ 199,532
	2012	$ 107,525
Fidelity Municipal Income 2017 Fund	2014	$ 201,154
	2013	$ 132,822
	2012	$ 70,336
Fidelity Municipal Income 2019 Fund	2014	$ 131,365
	2013	$ 105,739
	2012	$ 70,935
Fidelity Municipal Income 2021 Fund	2014	$ 113,757
	2013	$ 116,412
	2012	$ 79,415
Fidelity Municipal Income 2023 Fund	2014	$ 41,224
	2013A	$ 5,922


A For the fiscal period April 23, 2013 to June 30, 2013.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. FMR, and not the funds, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Mark Sommer is lead portfolio manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, and co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. Kevin Ramundo is lead portfolio manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and co-manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, and receives compensation for his services. Jamie Pagliocco is co-manager of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index
Fidelity Municipal Income 2015 Fund	Barclays® Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2017 Fund	Barclays® Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2019 Fund	Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2021 Fund	Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2023 Fund	Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sommer as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,740	none	$ 189
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Sommer was over $1,000,000, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Sommer was $500,001 - $1,000,000, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Sommer was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Sommer was $100,001 - $500,000, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Sommer was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,645	none	$ 1,008
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Ramundo was $500,001 - $1,000,000, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Ramundo was $50,001 - $100,000.

The following table provides information relating to other accounts managed by Mr. Pagliocco as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,143	none	$ 1,060
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Pagliocco was none, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Pagliocco was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

D. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Fidelity Municipal Income 2015 Fund - Class A	June 30, 2014	$ 982	$ 282	--	--
	2013	$ 1,006	$ 969	--	--
	2012	$ 323	$ 0	--	--
Fidelity Municipal Income 2017 Fund - Class A	June 30, 2014	$ 684	$ 684	--	--
	2013	$ 244	$ 44	--	--
	2012	$ 1,678	$ 1,678	--	--
Fidelity Municipal Income 2019 Fund - Class A	June 30, 2014	$ 1,057	$ 907	--	--
	2013	$ 708	$ 371	--	--
	2012	$ 589	$ 139	--	--
Fidelity Municipal Income 2021 Fund - Class A	June 30, 2014	$ 607	$ 284	--	--
	2013	$ 2,929	$ 639	--	--
	2012	$ 1,555	$ 0	--	--
Fidelity Municipal Income 2023 Fund - Class A	June 30, 2014	$ 573	$ 168	--	--
	2013A	$ 0	$ 0	--	--


A For the fiscal period April 23, 2013 to June 30, 2013.

The Trustees have approved Distribution and Service Plans on behalf of Class A and Institutional Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A of each fund is described in the prospectus for that class.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended June 30, 2014.

Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Fidelity Municipal Income 2015 Fund	--	--	--	$ 23,942	$ 21,074	$ 2,868
Fidelity Municipal Income 2017 Fund	--	--	--	$ 17,290	$ 12,427	$ 4,863
Fidelity Municipal Income 2019 Fund	--	--	--	$ 16,939	$ 4,658	$ 12,281
Fidelity Municipal Income 2021 Fund	--	--	--	$ 20,921	$ 6,793	$ 14,128
Fidelity Municipal Income 2023 Fund	--	--	--	$ 8,259	$ 0	$ 8,259


* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Class A Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A Plan does not provide for specific payments by Class A of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency services. Citibank in turn has entered into sub-transfer agent agreements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of a class's average daily net assets.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, Citibank receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, and in each Fidelity Advisor Freedom® Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QTP's or Fidelity Advisor Freedom® Fund's assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Each fund has also entered into a service agent agreement with Citibank. Under the terms of the agreements, Citibank provides pricing and bookkeeping services for each fund. Citibank in turn has entered into sub-service agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0259% of the first $500 million of average net assets, 0.0156% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund are funds of Fidelity Salem Street Trust, an open-end management investment company created under an initial declaration of trust dated September 5, 1984. On October 14, 2011, Fidelity Salem Street Trust changed its name from Fidelity Fixed-Income Trust to Fidelity Salem Street Trust. Currently, there are 30 funds offered in Fidelity Salem Street Trust: Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Global Strategies Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series 1000 Value Index Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Dividend & Income® Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Money Market Portfolio, Spartan® Emerging Markets Index Fund, Spartan® Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Small Cap Index Fund, and Spartan U.S. Bond Index Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended June 30, 2014, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Advisor, Fidelity, Fidelity Investments & Pyramid Design, Fidelity Advisor Freedom, Strategic Dividend & Income, and Spartan are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Fidelity® Municipal Income 2015 Fund (FMLCX), Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), Fidelity Municipal Income 2021 Fund (FOCFX),
and Fidelity Municipal Income 2023 Fund (FCHPX)

Fidelity Municipal Income 2015 Fund is a Class of shares of Fidelity Municipal Income 2015 Fund,
Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund,
Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund is a Class of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated August 29, 2014, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

DMI-PTB-0814
1.926255.106

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contracts	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than Fidelity® Municipal Income 2023 Fund):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each fund's diversification limitation discussed above, FMR does not consider traditional bond insurance to be a separate security or the insurer to be a separate issuer. Therefore, the diversification limitation does not limit the percentage of fund assets that may be invested in securities insured by a single bond insurer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

For purposes of each fund's concentration limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of each fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Fidelity® Municipal Income 2023 Fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of the fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, FMR does not consider traditional bond insurance to be a separate security or the insurer to be a separate issuer. Therefore, the diversification limitation does not limit the percentage of fund assets that may be invested in securities insured by a single bond insurer.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.

Duration is a measure of a bond's price sensitivity to a change in its yield. For example, if a bond has a 5-year duration and its yield rises 1%, the bond's value is likely to fall about 5%. Similarly, if a bond fund has a 5-year average duration and the yield on each of the bonds held by the fund rises 1%, the fund's value is likely to fall about 5%. For funds with exposure to foreign markets, there are many reasons why all of the bond holdings do not experience the same yield changes. These reasons include: the bonds are spread off of different yield curves around the world and these yield curves do not move in tandem; the shapes of these yield curves change; and sector and issuer yield spreads change. Other factors can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance will likely differ from the example.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates. Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or over-the-counter (OTC). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants (FCMs) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. It is expected, however, that regulators will adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Funds of Funds and Other Large Shareholders. Certain Fidelity funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

Anunderlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Put Features entitle the holder to sell a security back to the issuer at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Demand features and standby commitments are types of put features.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Refunding Contracts. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer. A purchaser may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. An adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, an adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies.

Each of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from FMR's policies, may apply to that fund, subject to applicable law.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

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The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Fidelity Investments Money Management, Inc. (FIMM).

The Selection of Securities Brokers and Dealers

FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute a fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.


The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIMM) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for a fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended June 30, 2014 and 2013, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2014	2013
Fidelity Municipal Income 2015 Fund	10%	0%
Fidelity Municipal Income 2017 Fund	0%	0%
Fidelity Municipal Income 2019 Fund	2%	4%
Fidelity Municipal Income 2021 Fund	6%	12%
Fidelity Municipal Income 2023 Fund†	3%	4%

† Commenced operations on April 23, 2013.

For the fiscal years ended June 30, 2014, 2013, and 2012, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund paid no brokerage commissions.

For the fiscal year ended June 30, 2014, and the fiscal period April 23, 2013 to June 30, 2013, Fidelity Municipal Income 2023 Fund paid no brokerage commissions.


During the fiscal year ended June 30, 2014, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended March 31, 2014, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

 NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Shares of open-end investment companies (including any underlying central funds) held by a fund are valued at their respective NAVs.

Portfolio securities and assets held by an underlying money market central fund are valued on the basis of amortized cost. Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying non-money market central fund, are valued as follows:

If quotations are not available, debt securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Board of Trustees. A number of pricing services are available and the funds may use more than one of these services. The funds may also discontinue the use of any pricing service at any time. FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. To the extent that each fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither FMR nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of June 30, 2014, Fidelity Municipal Income 2015 Fund had an aggregate capital loss carryforward of approximately $47,016. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2017 Fund had an aggregate capital loss carryforward of approximately $31,799. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2019 Fund had an aggregate capital loss carryforward of approximately $42,921. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2014, Fidelity Municipal Income 2023 Fund had an aggregate capital loss carryforward of approximately $31,968. This loss carryforward, none of which will expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

 Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
	Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)

Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended June 30, 2014, the committee held 11 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended June 30, 2014, the committee held five meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended June 30, 2014, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended June 30, 2014, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	none
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000


The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended June 30, 2014, or calendar year ended December 31, 2013, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson

Fidelity Municipal Income 2015 Fund	$ 41	$ 51	$ 41	$ 41

Fidelity Municipal Income 2017 Fund	$ 28	$ 35	$ 28	$ 28

Fidelity Municipal Income 2019 Fund	$ 19	$ 23	$ 19	$ 19

Fidelity Municipal Income 2021 Fund	$ 17	$ 21	$ 17	$ 17

Fidelity Municipal Income 2023 Fund	$ 6	$ 7	$ 6	$ 6

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 391,500	$ 483,000	$ 393,000	$ 395,500

AGGREGATE COMPENSATION FROM A FUND	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe

Fidelity Municipal Income 2015 Fund	$ 41	$ 44	$ 46	$ 41

Fidelity Municipal Income 2017 Fund	$ 28	$ 30	$ 32	$ 28

Fidelity Municipal Income 2019 Fund	$ 19	$ 20	$ 21	$ 19

Fidelity Municipal Income 2021 Fund	$ 17	$ 18	$ 19	$ 17

Fidelity Municipal Income 2023 Fund	$ 6	$ 6	$ 7	$ 6

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 389,000	$ 419,000	$ 441,750	$ 389,000

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by Fidelity.


A Reflects compensation received for the calendar year ended December 31, 2013 for 223 funds of 31 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of June 30, 2014, approximately 18.95% of Fidelity Municipal Income 2019 Fund's, 33.67% of Fidelity Municipal Income 2021 Fund's, and 53.55% of Fidelity Municipal Income 2023 Fund's total outstanding shares, respectively, was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of her ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page (Click Here), Ms. Abigail P. Johnson may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Ms. Johnson's deemed ownership of Fidelity Municipal Income 2019 Fund's, Fidelity Municipal Income 2021 Fund's, and Fidelity Municipal Income 2023 Fund's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of June 30, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

 Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor® Municipal Income 2015 Fund: Class A	UBS AG	Weehawken	NJ	32.49%
Fidelity Advisor® Municipal Income 2015 Fund: Class A	LPL Financial	Boston	MA	27.17%
Fidelity Advisor Municipal Income 2015 Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	8.20%
Fidelity Advisor Municipal Income 2015 Fund: Class A	Cetera Financial Group	El Segundo	CA	5.79%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	AIG	New York	NY	39.18%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	21.98%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	13.28%
Fidelity Advisor Municipal Income 2015 Fund: Institutional Class	Cetera Financial Group	El Segundo	CA	5.91%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	27.27%
Fidelity Advisor Municipal Income 2017 Fund: Class A	UBS AG	Weehawken	NJ	15.91%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Cetera Financial Group	El Segundo	CA	10.11%
Fidelity Advisor Municipal Income 2017 Fund: Class A	LPL Financial	Boston	MA	8.96%
Fidelity Advisor Municipal Income 2017 Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	5.05%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	MVCP LLC	Charlottesville	VA	25.70%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	24.39%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	LPL Financial	Boston	MA	15.23%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Guardian Insurance & Annuity Company, Inc.	New York	NY	7.49%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Commonwealth Financial Network	Waltham	MA	7.11%
Fidelity Advisor Municipal Income 2017 Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	6.74%
Fidelity Municipal Income 2017 Fund*	Cornelison LTD	Houston	TX	5.60%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Fidelity Investments	Boston	MA	60.50%
Fidelity Advisor Municipal Income 2019 Fund: Class A	UBS AG	Weehawken	NJ	9.57%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	7.17%
Fidelity Advisor Municipal Income 2019 Fund: Class A	Cetera Financial Group	El Segundo	CA	6.81%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Fidelity Investments	Boston	MA	28.17%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	15.14%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Haberling Financial Group, Inc.	Kennewick	WA	7.38%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	Guardian Insurance & Annuity Company, Inc.	New York	NY	6.39%
Fidelity Advisor Municipal Income 2019 Fund: Institutional Class	NFP Securities Inc.	Austin	TX	5.41%
Fidelity Municipal Income 2019 Fund*	FIMM LLC	Boston	MA	7.78%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Fidelity Investments	Boston	MA	54.86%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	17.53%
Fidelity Advisor Municipal Income 2021 Fund: Class A	Cetera Financial Group	El Segundo	CA	5.83%
Fidelity Advisor Municipal Income 2021 Fund: Class A	UBS AG	Weehawken	NJ	5.46%
Fidelity Advisor Municipal Income 2021 Fund: Institutional Class	Fidelity Investments	Boston	MA	50.02%
Fidelity Advisor Municipal Income 2021 Fund: Institutional Class	Charles Schwab & Co., Inc.	San Francisco	CA	11.01%
Fidelity Municipal Income 2021 Fund*	FIMM LLC	Boston	MA	18.70%
Fidelity Municipal Income 2021 Fund*	Curtis	Princeton	MA	7.16%
Fidelity Advisor Municipal Income 2023 Fund: Class A	Fidelity Investments	Boston	MA	55.57%
Fidelity Advisor Municipal Income 2023 Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	22.33%
Fidelity Advisor Municipal Income 2023 Fund: Class A	UBS AG	Weehawken	NJ	10.67%
Fidelity Advisor Municipal Income 2023 Fund: Class A	AIG	New York	NY	8.87%
Fidelity Advisor Municipal Income 2023 Fund: Institutional Class	Fidelity Investments	Boston	MA	49.58%
Fidelity Municipal Income 2023 Fund*	FIMM LLC	Boston	MA	56.67%

* The ownership information shown above is for a class of shares of the fund.

As of June 30, 2014, approximately 26.77% of Fidelity Municipal Income 2023 Fund's total outstanding shares was held of record and/or beneficially by FIMM LLC, Boston, MA; and approximately 26.78% of Fidelity Municipal Income 2023 Fund's total outstanding shares was held of record and/or beneficially by Fidelity Investments, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of each fund, with the exception of the following: interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.30% of the fund's average net assets throughout the month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended June 30	Management Fees Paid to FMR
Fidelity Municipal Income 2015 Fund	2014	$ 284,067
	2013	$ 199,532
	2012	$ 107,525
Fidelity Municipal Income 2017 Fund	2014	$ 201,154
	2013	$ 132,822
	2012	$ 70,336
Fidelity Municipal Income 2019 Fund	2014	$ 131,365
	2013	$ 105,739
	2012	$ 70,935
Fidelity Municipal Income 2021 Fund	2014	$ 113,757
	2013	$ 116,412
	2012	$ 79,415
Fidelity Municipal Income 2023 Fund	2014	$ 41,224
	2013A	$ 5,922


A For the fiscal period April 23, 2013 to June 30, 2013.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. FMR, and not the funds, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Mark Sommer is lead portfolio manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, and co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. Kevin Ramundo is lead portfolio manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and co-manager of Fidelity Municipal Income 2015 Fund and Fidelity Municipal Income 2019 Fund, and receives compensation for his services. Jamie Pagliocco is co-manager of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index
Fidelity Municipal Income 2015 Fund	Barclays® Municipal Bond 2015 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2017 Fund	Barclays® Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2019 Fund	Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2021 Fund	Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2023 Fund	Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sommer as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,740	none	$ 189
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Sommer was over $1,000,000, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Sommer was $500,001 - $1,000,000, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Sommer was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Sommer was $100,001 - $500,000, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Sommer was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 20,645	none	$ 1,008
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Ramundo was $500,001 - $1,000,000, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Ramundo was $100,001 - $500,000, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Ramundo was $50,001 - $100,000.

The following table provides information relating to other accounts managed by Mr. Pagliocco as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,143	none	$ 1,060
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2015 Fund ($98 (in millions) assets managed), Fidelity Municipal Income 2017 Fund ($92 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($56 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($43 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($19 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2014, the dollar range of shares of Fidelity Municipal Income 2015 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Pagliocco was none, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Pagliocco was none, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Pagliocco was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

D. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency services. Citibank in turn has entered into sub-transfer agent agreements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of a class's average daily net assets.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, Citibank receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has also entered into a service agent agreement with Citibank. Under the terms of the agreements, Citibank provides pricing and bookkeeping services for each fund. Citibank in turn has entered into sub-service agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0259% of the first $500 million of average net assets, 0.0156% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund are funds of Fidelity Salem Street Trust, an open-end management investment company created under an initial declaration of trust dated September 5, 1984. On October 14, 2011, Fidelity Salem Street Trust changed its name from Fidelity Fixed-Income Trust to Fidelity Salem Street Trust. Currently, there are 30 funds offered in the trust: Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Global Strategies Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series 1000 Value Index Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Dividend & Income® Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Money Market Portfolio, Spartan® Emerging Markets Index Fund, Spartan® Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Small Cap Index Fund, and Spartan U.S. Bond Index Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended June 30, 2014, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, Fidelity Investments & Pyramid Design, Fidelity Advisor, Strategic Dividend & Income, and Spartan are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Fidelity Salem Street Trust
Post-Effective Amendment No. 257

PART C. OTHER INFORMATION

Item 28. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated May 16, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 85.

(2) Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 94.

(3) Certificate of Amendment of the Declaration of Trust, dated July 15, 2009, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 126.

(4) Certificate of Amendment of the Declaration of Trust, dated October 14, 2011, is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 179.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract, dated January 20, 2011, between Fidelity Conservative Income Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 153.

(2) Management Contract, dated March 18, 2010, between Fidelity Corporate Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 142.

(3) Management Contract, dated October 18, 2007, between Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 108.

(4) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Inflation-Protected Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 235.

(5) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Intermediate Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 235.

(6) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Investment Grade Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 235.

(7) Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2015 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 160.

(8) Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2017 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 160.

(9) Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2019 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 160.

(10) Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2021 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 160.

(11) Management Contract, dated January 17, 2013, between Fidelity Municipal Income 2023 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 218.

(12) Amended and Restated Management Contract, dated September 1, 2011, between Fidelity Series Global ex U.S. Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 175.

(13) Amended and Restated Management Contract, dated February 1, 2012, between Fidelity Series Inflation-Protected Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 188.

(14) Management Contract, dated September 18, 2008, between Fidelity Series Investment Grade Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 116.

(15) Management Contract, dated July 18, 2013, between Fidelity Series 1000 Value Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 235.

(16) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Short-Term Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 235.

(17) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Strategic Dividend & Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 235.

(18) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Strategic Real Return Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 235.

(19) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity Tax-Free Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 235.

(20) Amended and Restated Management Contract, dated February 1, 2011, between Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 149.

(21) Amended and Restated Management Contract, dated October 1, 2013, between Money Market Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 245.

(22) Management Contract, dated July 14, 2011, between Spartan Emerging Markets Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 172.

(23) Management Contract, dated July 14, 2011, between Spartan Global ex U.S. Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 172.

(24) Management Contract, dated April 19, 2012, between Spartan Inflation-Protected Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 201.

(25) Amended and Restated Management Contract, dated February 1, 2012, between Spartan Intermediate Treasury Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 188.

(26) Amended and Restated Management Contract, dated February 1, 2012, between Spartan Long-Term Treasury Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 188.

(27) Management Contract, dated July 14, 2011, between Spartan Mid Cap Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 172.

(28) Management Contract, dated July 14, 2011, between Spartan Real Estate Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 172.

(29) Amended and Restated Management Contract, dated February 1, 2012, between Spartan Short-Term Treasury Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 188.

(30) Management Contract, dated July 14, 2011, between Spartan Small Cap Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 172.

(31) Sub-Advisory Agreement, dated January 20, 2011 between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Conservative Income Bond Fund is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 156.

(32) Sub-Advisory Agreement, dated March 18, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Corporate Bond Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 142.

(33) Sub-Advisory Agreement, dated June 20, 2002, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Inflation-Protected Bond Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 89.

(34) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Intermediate Bond Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 106.

(35) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 82.

(36) Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2015 Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 160.

(37) Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2017 Fund, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 160.

(38) Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2019 Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 160.

(39) Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2021 Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 160.

(40) Sub-Advisory Agreement, dated January 17, 2013, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2023 Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 218.

(41) Sub-Advisory Agreement, dated July 18, 2013, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series 1000 Value Index Fund is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 235.

(42) Sub-Advisory Agreement, dated July 16, 2009, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Inflation-Protected Bond Index Fund is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 126.

(43) Sub-Advisory Agreement, dated September 18, 2008, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Investment Grade Bond Fund is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 116.

(44) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Short-Term Bond Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 82.

(45) Sub-Advisory Agreement, dated September 24, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 144.

(46) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Tax-Free Bond Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 106.

(47) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 106.

(48) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Money Market Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 106.

(49) Sub-Advisory Agreement, dated April 19, 2012, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 201.

(50) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Intermediate Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 106.

(51) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 106.

(52) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Short-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 106.

(53) Sub-Advisory Agreement, dated July 16, 2009, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 126.

(54) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Dividend & Income Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 106.

(55) Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 106.

(56) Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Emerging Markets Index Fund is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 175.

(57) Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 175.

(58) Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Mid Cap Index Fund is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 175.

(59) Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Real Estate Index Fund is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 175.

(60) Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Small Cap Index Fund is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 175.

(61) Sub-Advisory Agreement, dated November 6, 2013, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity Series 1000 Value Index Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 239.

(62) Amended and Restated Sub-Advisory Agreement, dated September 1, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 175.

(63) Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 126.

(64) Sub-Advisory Agreement, dated July 14, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan Emerging Markets Index Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 175.

(65) Sub-Advisory Agreement, dated July 14, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 175.

(66) Sub-Advisory Agreement, dated July 14, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan Mid Cap Index Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 175.

(67) Sub-Advisory Agreement, dated July 14, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan Real Estate Index Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 175.

(68) Sub-Advisory Agreement, dated July 14, 2011, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan Small Cap Index Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 175.

(69) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, and Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(70) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, and Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 245.

(71) Sub-Advisory Agreement, dated September 9, 2008, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 116.

(72) Schedule A, dated September 9, 2008, to the Sub-Advisory Agreement, dated September 9, 2008, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 116.

(73) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, and Fidelity Strategic Dividend and Income Fund is incorporated herein by reference to Exhibit (d)(36) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

(74) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, and Fidelity Strategic Dividend and Income Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 245.

(75) Sub-Advisory Agreement, dated September 29, 2008, between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 116.

(76) Schedule A, dated September 29, 2008, to the Sub-Advisory Agreement, dated September 29, 2008, between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 116.

(77) Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (d)(32) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 74.

(78) Schedule A, dated January 26, 2014, to the Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Money Market Portfolio, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 245.

(79) Amended and Restated Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 90.

(80) Schedule A, dated September 3, 2012, to the Amended and Restated Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Salem Street Trust on behalf of Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 205.

(81) Amended and Restated Sub-Advisory Agreement, dated June 19, 2008, between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 116.

(82) Schedule A, dated June 19, 2008, to the Amended and Restated Sub-Advisory Agreement, dated June 19, 2008, between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust) on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 116.

(e) (1) General Distribution Agreement, dated March 18, 2010, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Corporate Bond Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 142.

(2) General Distribution Agreement, dated February 1, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Conservative Income Bond Fund,is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 156.

(3) General Distribution Agreement, dated October 18, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund), is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 108.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Inflation-Protected Bond Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 102.

(5) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Intermediate Bond Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 107.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 102.

(7) General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2015 Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 160.

(8) General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2017 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 160.

(9) General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2019 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 160.

(10) General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2021 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 160.

(11) General Distribution Agreement, dated January 17, 2013, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2023 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 216.

(12) General Distribution Agreement, dated July 18, 2013, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series 1000 Value Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 235.

(13) General Distribution Agreement, dated July 16, 2009, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 126.

(14) General Distribution Agreement, dated July 16, 2009, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 126.

(15) General Distribution Agreement, dated September 18, 2008, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 116.

(16) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Short-Term Bond Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 102.

(17) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Dividend & Income Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 107.

(18) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 107.

(19) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Tax-Free Bond Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 107.

(20) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 107.

(21) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Money Market Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 107.

(22) General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Emerging Markets Index Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 177.

(23) General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 177.

(24) General Distribution Agreement, dated April 19, 2012, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 201.

(25) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Intermediate Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 107.

(26) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 107.

(27) General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Mid Cap Index Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 177.

(28) General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Real Estate Index Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 177.

(29) General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Short-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 107.

(30) General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Small Cap Index Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 177.

(31) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 99.

(32) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 99.

(33) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 99.

(f) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through January 1, 2010, is incorporated herein by reference to Exhibit (f) of Post-Effective Amendment No. 137.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Salem Street Trust on behalf of Fidelity Global Strategies Fund, Fidelity Intermediate Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

(2) Appendix A, dated July 30, 2014, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as The Bank of New York) and Fidelity Salem Street Trust on behalf of Fidelity Global Strategies Fund, Fidelity Intermediate Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund is filed herein as Exhibit (g)(2).

(3) Appendix B, dated April 30, 2013, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as The Bank of New York) and Fidelity Salem Street Trust on behalf of Fidelity Global Strategies Fund, Fidelity Intermediate Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund), Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (g)(3) Post-Effective Amendment No. 231.

(4) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Appendix A, dated March 13, 2014, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 247.

(6) Appendix B, dated April 25, 2013, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 228.

(7) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Inflation-Protected Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Spartan Inflation-Protected Bond Index Fund, Fidelity Strategic Dividend & Income Fund, and Fidelity Tax-Free Bond Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(9) Appendix A, dated July 7, 2014, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Inflation-Protected Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Tax-Free Bond Fund, and Spartan Inflation-Protected Bond Index Fund is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 255.

(10) Appendix B, dated April 24, 2013, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Inflation-Protected Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Spartan Inflation-Protected Bond Index Fund, Fidelity Strategic Dividend & Income Fund, and Fidelity Tax-Free Bond Fund is incorporated herein by reference to Exhibit (g)(11) of Post-Effective Amendment No. 231.

(11) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Investment Grade Bond Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(12) Appendix A, dated July 30, 2014, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Investment Grade Bond Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Hasting Street Trust's (File No. 002-11517) Post-Effective Amendment No. 151.

(13) Appendix B, dated October 15, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Investment Grade Bond Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(14) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Salem Street Trust on behalf of Fidelity Series Inflation-Protected Bond Index Fund and Fidelity Strategic Real Return Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(15) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Salem Street Trust on behalf of Fidelity Series Inflation-Protected Bond Index Fund and Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (g)(6) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(16) Appendix B, dated April 30, 2013, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Salem Street Trust on behalf of Fidelity Series Inflation-Protected Bond Index Fund and Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (g)(17) of Post-Effective Amendment No. 231.

(17) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Series 1000 Value Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, and Spartan Small Cap Index Fund are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(18) Appendix A, dated April 10, 2014, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Fidelity Series 1000 Value Index Fund and Spartan Small Cap Index Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 69.

(19) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Series 1000 Value Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, and Spartan Small Cap Index Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(20) Appendix D, dated October 31, 2012, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Series 1000 Value Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, and Spartan Small Cap Index Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 67.

(21) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Northern Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Series Global ex U.S. Index Fund are incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust's (File No. 002-79910) Post-Effective Amendment No. 45.

(22) Appendix A, dated June 6, 2014, to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Series Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (g)(18) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 118.

(23) Appendix B, dated November 11, 2009, to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Series Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 130.

(h) (1) 20 Basis Point Expense Contract, dated February 1, 2012, between Fidelity Management & Research Company and Fidelity Series Inflation-Protected Bond Index Fund: Retail Class, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 218.

(2) 20 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Short-Term Treasury Bond Index Fund: Investor Class, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 194.

(3) 20 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Intermediate Treasury Bond Index Fund: Investor Class, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 194.

(4) 20 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Long-Term Treasury Bond Index Fund: Investor Class, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 194.

(5) 10 Basis Point Expense Contract, dated July 18, 2013, between Fidelity Management & Research Company and Fidelity Series 1000 Value Index Fund: Retail Class is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 235.

(6) 10 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Intermediate Treasury Bond Index Fund: Fidelity Advantage Class, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 194.

(7) 10 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Long-Term Treasury Bond Index Fund: Fidelity Advantage Class, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 194.

(8) 10 Basis Point Expense Contract, dated June 29, 2007, as amended February 1, 2012, between Fidelity Management & Research Company and Spartan Short-Term Treasury Bond Index Fund: Fidelity Advantage Class, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 194.

(9) 45 Basis Point Expense Contract, dated July 31, 2006, between Fidelity Management & Research Company and Fidelity Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 103.

(10) 22 Basis Point Expense Contract, dated February 1, 2011, between Fidelity Management & Research Company and Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund: Investor Class), is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 149.

(11) 17 Basis Point Expense Contract, dated April 1, 2011, between Fidelity Management & Research Company and Spartan U.S. Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 193.

(12) 7 Basis Point Expense Contract, dated April 1, 2011, between Fidelity Management & Research Company and Spartan U.S. Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 193.

(13) 5 Basis Point Expense Contract, dated April 1, 2011, between Fidelity Management & Research Company and Spartan U.S. Bond Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 158.

(14) 46 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Emerging Markets Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 205.

(15) 35 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Emerging Markets Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 177.

(16) 28 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Emerging Markets Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 177.

(17) 25 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Emerging Markets Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 177.

(18) 34 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Global ex U.S. Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 193.

(19) 28 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Global ex U.S. Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 193.

(20) 23 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Global ex U.S. Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 193.

(21) 20 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Global ex U.S. Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 177.

(22) 20 Basis Point Expense Contract, dated April 19, 2012, between Fidelity Management & Research Company and Spartan Inflation-Protected Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 201.

(23) 10 Basis Point Expense Contract, dated April 19, 2012, between Fidelity Management & Research Company and Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 201.

(24) 7 Basis Point Expense Contract, dated April 19, 2012, between Fidelity Management & Research Company and Spartan Inflation-Protected Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 201.

(25) 5 Basis Point Expense Contract, dated April 19, 2012, between Fidelity Management & Research Company and Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(23) of Post-Effective Amendment No. 201.

(26) 33 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Mid Cap Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 193.

(27) 20 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Mid Cap Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 193.

(28) 14 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Mid Cap Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(26) of Post-Effective Amendment No. 193.

(29) 12 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Mid Cap Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(23) of Post-Effective Amendment No. 177.

(30) 33 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Real Estate Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 193.

(31) 19 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Real Estate Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 193.

(32) 15 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Real Estate Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 193.

(33) 36 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Small Cap Index Fund: Investor Class is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 193.

(34) 23 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Small Cap Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 193.

(35) 17 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Small Cap Index Fund: Institutional Class is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 193.

(36) 15 Basis Point Expense Contract, dated July 14, 2011, between Fidelity Management & Research Company and Spartan Small Cap Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 177.

(37) Appointment of Agent for Service of Process, dated July 15, 2011, between Fidelity Dynamic Strategies Cayman, Ltd. and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 169.

(38) Appointment of Agent for Service of Process, dated September 16, 2013, between Geode Series Commodity Return Cayman, Ltd. and Geode Capital Management, LLC, is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 245.

(i) Legal Opinion of Dechert LLP, August 25, 2014, is filed herein as Exhibit (i).

(j) Consent of Deloitte & Touche LLP, dated August 25, 2014, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Conservative Income Bond Fund is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 152.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Conservative Income Bond Fund: Institutional Class is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 152.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 140.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class A is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 140.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class T is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 140.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class B is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 140.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class C is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 140.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 140.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 105.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 105.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) Class T is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 105.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) Class B is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 105.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 105.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) Institutional Class is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 105.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 89.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class A is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 92.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class T is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 92.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class B is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 92.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class C is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 92.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 92.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Bond Fund is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 105.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 83.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class A is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 91.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class T is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 91.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class B is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 91.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class C is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 91.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 91.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2015 Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 160.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2015 Fund: Fidelity Advisor Municipal Income 2015 Fund Class A is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 160.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2015 Fund: Fidelity Advisor Municipal Income 2015 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 160.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 160.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund: Fidelity Advisor Municipal Income 2017 Fund Class A is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 160.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund: Fidelity Advisor Municipal Income 2017 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 160.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 160.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund: Fidelity Advisor Municipal Income 2019 Fund Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 160.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund: Fidelity Advisor Municipal Income 2019 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 160.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 160.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund: Fidelity Advisor Municipal Income 2021 Fund Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 160.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund: Fidelity Advisor Municipal Income 2021 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 160.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 214.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund: Fidelity Advisor Municipal Income 2023 Fund Class A is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 214.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund: Fidelity Advisor Municipal Income 2023 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 214.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series 1000 Value Index Fund is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 235.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series 1000 Value Index Fund: Class F is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 235.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 126.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Inflation-Protected Bond Index Fund is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 126.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Inflation-Protected Bond Index Fund: Class F is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 126.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Investment Grade Bond Fund is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 115.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Investment Grade Bond Fund: Class F is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 123.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 83.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund: Class F is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 123.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 105.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Dividend & Income Fund: Class A is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 105.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Dividend & Income Fund: Class T is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 105.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Dividend & Income Fund: Class B is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 105.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Dividend & Income Fund: Class C is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 105.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Dividend & Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 105.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 105.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Real Return Fund: Class A Shares is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 105.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Real Return Fund: Class T Shares is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 105.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Real Return Fund: Class B Shares is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 105.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Real Return Fund: Class C Shares is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 105.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Strategic Real Return Fund: Institutional Class Shares is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 105.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Tax-Free Bond Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 105.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund: Investor Class) is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 105.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Bond Index Fund (currently known as Spartan U.S. Bond Index Fund): Class F is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 124.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 158.

(68) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 158.

(69) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 158.

(70) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 105.

(71) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 172.

(72) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 172.

(73) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 172.

(74) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 172.

(75) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 172.

(76) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 172.

(77) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 172.

(78) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 172.

(79) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No.194.

(80) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 205.

(81) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 194.

(82) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 194.

(83) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Intermediate Treasury Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 105.

(84) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Intermediate Treasury Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 105.

(85) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 172.

(86) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 172.

(87) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 172.

(88) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 172.

(89) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Long-Term Treasury Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 105.

(90) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Long-Term Treasury Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 105.

(91) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 172.

(92) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 172.

(93) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 172.

(94) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Short-Term Treasury Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 105.

(95) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Short-Term Treasury Bond Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 105.

(96) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Fidelity Advantage Class is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 172.

(97) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Fidelity Advantage Institutional Class is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 172.

(98) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 172.

(99) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 172.

(n) (1) Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 17, 2014, on behalf of Fidelity Salem Street Trust on behalf of Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series 1000 Value Index Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Dividend & Income Fund, and Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 66.

(2) Schedule I (Fixed-Income), dated July 17, 2014, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 17, 2014, on behalf of Fidelity Salem Street Trust on behalf of Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund, Fidelity Strategic Dividend & Income Fund, and Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 66.

(3) Amended and Restated Multiple Class of Shares Plan (FIXED-INCOME) pursuant to Rule 18f-3 for Spartan Index Funds, dated December 1, 2012, on behalf of Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund, Spartan Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Small Cap Index Fund, and Spartan U.S. Bond Index Fund is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment 211.

(4) Schedule A (FIXED-INCOME), dated December 1, 2012, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Spartan Index Funds, dated December 1, 2012, on behalf of Fidelity Salem Street Trust on behalf of Spartan Emerging Markets Index Fund, Spartan Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Small Cap Index Fund, and Spartan U.S. Bond Index Fund is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 213.

(5) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust), dated April 17, 2008, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 128.

(6) Schedule I, dated April 17, 2008, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Fixed-Income Trust (currently known as Fidelity Salem Street Trust), dated April 17, 2008, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 128.

(7) Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Conservative Income Bond Funds, dated July 18, 2013, on behalf of Fidelity Conservative Income Bond Fund is incorporated herein by reference to Exhibit (n)(3) of Fidelity Municipal Trust's (File No. 002-55725) Post-Effective Amendment No. 115.

(8) Schedule I, dated July 18, 2013, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Conservative Income Bond Funds, dated July 18, 2013, on behalf of Fidelity Conservative Income Bond Fund is incorporated herein by reference to Exhibit (n)(4) of Fidelity Municipal Trust's (File No. 002-55725) Post-Effective Amendment No. 115.

(p) (1) The 2014 Code of Ethics, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 131.

(2) Code of Ethics, dated November 2012, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 211.

Item 29. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

Jacques P. Perold	President of FMR; President and Director of FIMM; Director of SelectCo (2013).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; Vice Chairman and Director of FMR LLC.

Brian B. Hogan	President of FMRC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Markus K.E. Eichacker	Chairman of the Board (2012), President (2012), Chief Executive Officer (2012), Chief Investment Officer, Director, and Managing Director of Research of FMR H.K.

Pamela R. Holding	Director of FMR H.K. (2014).

Christopher S. Bartel	President (2012), Chief Executive Officer (2012), and Director (2012) of FMR Japan; Director of FMR H.K. (2012).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Adrian James Tyerman	Compliance Officer of FMR U.K. (2013) and FMR H.K. (2014).

Michael D. Kopfler	Director of FMR H.K. (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

Sharon Yau Lecornu	Director; Director of Investment Services-Asia of FMR H.K.

Tricor Corporate Secretary Limited	Secretary of FMR H.K.

(4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Christopher S. Bartel	President (2012), Chief Executive Officer (2012), and Director (2012) of FMR Japan; Director of FMR H.K. (2012).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Koichi Iwabuchi	Compliance Officer of FMR Japan (2013).

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Takeya Suzuki	Director of FMR Japan; Managing Director of Research, Japan of FMR Japan.

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(5) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	President (2013), Chief Executive Officer (2013), Director (2012), Chief Investment Officer-Fixed-Income/U.K. (2012), and Managing Director, Research (2012) of FMR U.K.

Matthew Born	Director (2013) and Managing Director, Research (2013) of FMR U.K.

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K.

Timothy M. Cohen	Director (2013) and Chief Investment Officer - Equity (2013) of FMR U.K.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

David Hamlin	Managing Director, Research of FMR U.K.

John B. McHale	Managing Director, Research of FMR U.K.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Adrian James Tyerman	Compliance Officer of FMR U.K. (2013) and FMR H.K. (2014).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(6) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Jacques P. Perold	President of FMR; President and Director of FIMM; Director of SelectCo (2013).

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Kenneth Robins	Executive Vice President of FIMM (2013).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM (2012); Director and Treasurer of FMR Japan and FMR U.K. (2012); Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

Secretary of FDC (2013) and FMR LLC (2013); Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013) and FMR LLC (2013).

Linda J. Wondrack

Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012), Strategic Advisers, Inc. (2012), and SelectCo (2013).

(7) GEODE CAPITAL MANAGEMENT, LLC (Geode)

The directors and officers of Geode Capital Management, LLC have held, during the past two fiscal years, the following positions of a substantial nature.

Vincent C. Gubitosi	President and Chief Investment Officer.

Jeffrey S. Miller	Chief Operating Officer.

Joseph Ciardi	Chief Compliance Officer.

Sorin Codreanu	Chief Financial Officer (2013) and Treasurer (2013).

Jason Ketchen	General Counsel (2012).

Albert Francke	Director.

Jack Haley	Director (2013).

Caleb Loring, III	Director.

Franklin Corning Kenly	Director (2012).

Arlene Rockefeller	Director.

Eric Roiter	Director (2012).

Jennifer Uhrig	Director (2013).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
245 Summer Street
Boston, MA 02210

FMR Co., Inc. (FMRC)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Inc. (FMR Japan)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
245 Summer Street
Boston, MA 02210

Fidelity Research & Analysis Company (FRAC)
245 Summer Street
Boston, MA 02210

Fidelity SelectCo, LLC (SelectCo)
1225 17th Street
Denver, CO 80202-5541

Fidelity Investments Money Management, Inc. (FIMM)
245 Summer Street
Boston, MA 02210

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo 105-6019, Japan

Strategic Advisers, Inc.
245 Summer Street
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Corporation (FDC)
100 Salem Street
Smithfield, RI 02917

Geode Capital Management, LLC (Geode)
One Post Office Square, 20th Floor
Boston, MA 02109

Fidelity Management Trust Company
245 Summer Street
Boston, MA 02210

Fidelity Investors Management LLC
245 Summer Street
Boston, MA 02210

Item 32. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Scott Couto	President and Director	None
Natalie Kavanaugh	Chief Legal Officer	None
Harris Komishane	Chief Financial Officer	None
William F. Loehning	Executive Vice President	None
Steven Schiffman	Treasurer	None
Richard Siegelman	Chief Compliance Officer	None
Peter D. Stahl	Secretary (2013)	None
Brian C. McLain	Assistant Secretary (2013)	None

* 100 Salem Street, Smithfield, RI

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds' respective custodians, The Bank of New York Mellon, 1 Wall Street, New York, NY, JPMorgan Chase Bank, 270 Park Avenue, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA, Citibank, N.A., 111 Wall Street, New York, NY, and The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Global Strategies Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Short-Term Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series 1000 Value Index Fund, Money Market Portfolio, Fidelity Intermediate Bond Fund, Spartan U.S. Bond Index Fund, Spartan Emerging Markets Index Fund, Spartan Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Small Cap Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Strategic Real Return Fund, and Fidelity Tax-Free Bond Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Series 1000 Value Index Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Tax-Free Bond Fund, Spartan Emerging Markets Index Fund, Spartan Global ex U.S. Index Fund, Spartan Inflation-Protected Bond Index Fund, Spartan Mid Cap Index Fund, Spartan Real Estate Index Fund, and Spartan Small Cap Index Fund in connection with repurchase agreement transactions.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 257 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of August 2014.

Fidelity Salem Street Trust
	By	/s/Stephanie J. Dorsey
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	August 28, 2014
Stephanie J. Dorsey		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	August 28, 2014
Howard J. Galligan III		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	August 28, 2014
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	August 28, 2014
Elizabeth S. Acton

/s/James C. Curvey	*	Trustee	August 28, 2014
James C. Curvey

/s/Albert R. Gamper, Jr.	*	Trustee	August 28, 2014
Albert R. Gamper, Jr.

/s/Robert F. Gartland	*	Trustee	August 28, 2014
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	August 28, 2014
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	August 28, 2014
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	August 28, 2014
James H. Keyes

/s/Marie L. Knowles	*	Trustee	August 28, 2014
Marie L. Knowles

/s/Kenneth L. Wolfe	*	Trustee	August 28, 2014
Kenneth L. Wolfe

*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to powers of attorney dated August 1, 2013 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS our hands on this first day of August 2013.

/s/James C. Curvey	/s/Michael E. Kenneally
James C. Curvey	Michael E. Kenneally
/s/Albert R. Gamper, Jr.	/s/James H. Keyes
Albert R. Gamper, Jr.	James H. Keyes
/s/Robert F. Gartland	/s/Marie L. Knowles
Robert F. Gartland	Marie L. Knowles
/s/Arthur E. Johnson	/s/Kenneth L. Wolfe
Arthur E. Johnson	Kenneth L. Wolfe

POWER OF ATTORNEY

I, the undersigned Director or Trustee of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned serves as Director or Trustee (collectively, the "Funds"), hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS my hand on this first day of August 2013.

/s/Elizabeth S. Acton
Elizabeth S. Acton